Material Partly-Owned Subsidiaries - Summarized Financial Information of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarized income statements:
Revenue	$ 338,160	$ 425,940	$ 425,215
Profit before tax	1,106	11,332	18,668
Income tax expense	(2,057)	(3,886)	(5,140)
(Loss) /Profit for the year	(951)	7,446	13,528
Other comprehensive income/(loss)	10,631	(5,051)	15,448
Total comprehensive income for the year, net of tax	9,680	2,395	28,976
Profit/(loss) attributable to non-controlling interests	681	4,518	4,808
Summarized balance sheets:
Cash, inventory and other current assets	239,504	254,148
Property, plant and equipment and other non-current assets	59,407	51,650
Trade and other payable (current)	(53,649)	(71,738)
Other non-current liabilities	(16,827)	(12,244)
Total equity	228,435	221,816	222,826	$ 197,175
Equity attributable to equity holders of the parent	153,854	150,028
Non-controlling interests	74,581	71,788
Summarized cash flow information:
Operating	15,140	40,649	(16,424)
Investing	(6,398)	(4,818)	3,389
Increase in cash flows used in financing activities	(17,949)	(19,578)	7,042
Effect of changes in exchange rate on cash	2,102	(1,568)	3,855
Net (decrease) increase in cash and cash equivalents	(7,105)	14,685	(2,138)
CTW Consolidated [Member]
Summarized income statements:
Revenue	172,385	213,424	207,529
Profit before tax	4,352	11,736	12,985
Income tax expense	(1,235)	(2,150)	(2,727)
(Loss) /Profit for the year	3,117	9,586	10,258
Other comprehensive income/(loss)	9,194	3,965	10,182
Total comprehensive income for the year, net of tax	12,311	13,551	20,440
Profit/(loss) attributable to non-controlling interests	1,378	4,509	4,896
Dividends paid to non-controlling interests	2,763	2,181	1,943
Summarized balance sheets:
Cash, inventory and other current assets	127,539	141,761
Property, plant and equipment and other non-current assets	49,009	42,691
Trade and other payable (current)	(15,350)	(33,715)
Other non-current liabilities	(11,358)	(8,161)
Total equity	149,840	142,576
Equity attributable to equity holders of the parent	76,216	73,621
Non-controlling interests	73,624	68,955
Summarized cash flow information:
Operating	10,776	38,784	(24,018)
Investing	2,319	(9,137)	6,589
Increase in cash flows used in financing activities	(20,260)	(12,585)	12,836
Effect of changes in exchange rate on cash	2,376	(102)	1,678
Net (decrease) increase in cash and cash equivalents	(4,789)	16,960	(2,915)
Shanghai Yayang Electric Co., Ltd. [Member]
Summarized income statements:
Revenue	20,743	33,790	33,533
Profit before tax	(2,272)	(837)	(161,011)
(Loss) /Profit for the year	(2,272)	(837)	(161,011)
Other comprehensive income/(loss)	(46)	(255)	345
Total comprehensive income for the year, net of tax	(2,318)	(1,092)	(160,666)
Profit/(loss) attributable to non-controlling interests	(710)	(262)	(15)
Summarized balance sheets:
Cash, inventory and other current assets	9,038	11,293
Property, plant and equipment and other non-current assets	1,385	1,881
Trade and other payable (current)	(8,239)	(8,671)
Total equity	2,184	4,503
Equity attributable to equity holders of the parent	1,502	3,096
Non-controlling interests	682	1,407
Summarized cash flow information:
Operating	5,135	3,648	833
Investing	(165)	(277)	(252)
Increase in cash flows used in financing activities	(1,847)	(4,005)	(563)
Effect of changes in exchange rate on cash	(28)	(34)	65
Net (decrease) increase in cash and cash equivalents	$ 3,095	$ (668)	$ 83